JPMorgan Insurance Trust

270 Park Avenue

New York, New York 10017

May 2, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Insurance Trust (the “Trust”) on behalf of

the Portfolios listed on Appendix A hereto

File No. 811-7874 and 33-66080

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Portfolios listed on Appendix A do not differ from the Prospectuses contained in the Post-Effective Amendment No. 54 (Amendment 55 under the Investment Company Act of 1940) filed electronically on April 18, 2016.

If you have any questions, please call me at (212) 648-0919.

Sincerely,

/s/Carmine Lekstutis
Carmine Lekstutis Assistant Secretary

Appendix A

JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
JPMorgan Insurance Trust Income Builder Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Core Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio